CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

The Company has the following notes outstanding:

	June 30, 2026	December 31, 2025
Note payable, 18% interest, due December 31, 2025	$1,000,000	$1,000,000
Note payable, 18% interest, due December 31, 2025	500,000	500,000
Note payable, 18% interest, due April 22, 2026	300,000	300,000
Note payable, 18% interest, due October 29, 2026	50,000	-
Note payable, 18% interest, due November 2, 2026	50,000	-
Note payable, 12% interest, due March 13, 2027	550,000	-
Note payable, 10% interest, due June 26, 2027	55,000	-
Note payable, 10% interest, due June 26, 2027	55,000	-
Discount on notes payable	(575,972)	(72,367)
Convertible notes payable (net of discount)	$1,984,028	$1,727,633

The Company has the following notes outstanding:

	December 31, 2025	December 31, 2024
Note payable18% interest, due December 31, 2025	$1,000,000	$1,000,000
Note payable, 18% interest, due December 31, 2025	500,000	-
Note payable, 18% interest, due April 22, 2026	300,000	-
Discount on Note Payable	(72,367)	(248,732)
Note Payable (Net of Discount)	$1,727,633	$751,268